Label	Element	Value
First Eagle Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle Gold Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

First Eagle Gold Fund (“Gold Fund” or the “Fund”) seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Gold Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Gold Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Gold Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 155 and 162, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Gold Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective of providing investors the opportunity to participate in the investment characteristics of gold, the Gold Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold and/or securities (which may include both equity (e.g., common stocks) and, to a limited extent, debt instruments (e.g., notes and bonds)) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long-, medium-or short-life mines. Up to 20% of the Fund’s assets may be invested in equity and, to a limited extent, debt instruments unrelated to gold or the gold industry. The Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The Fund may invest up to 20% of its total assets in debt securities. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed income instruments (without regard to credit rating or time to maturity), short-term debt instruments, other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

An investment in the Gold Fund is not intended to be a complete investment program. However, many investors believe that, historically, a limited exposure to investments in gold or gold-related instruments may provide some offset against the market impact of political and economic disruptions, as well as relieve inflationary or deflationary pressures.

The Gold Fund is a “non-diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts). The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Unlike the Fund, the Subsidiary may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

For more information about the Gold Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the Gold Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Gold Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.
•

Equity Risk — The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.

•

Foreign Investment Risk — The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. These risks may be more pronounced with respect to investments in emerging markets. Because of the Gold Fund’s policy of investing primarily in gold, securities directly related to gold and/or of companies engaged in the gold industry, a substantial part of the Gold Fund’s assets will generally be invested in one or more foreign countries, including emerging markets.

•

Geographic Investment Risk — To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

Brazil Risk — Brazil has experienced economic instability resulting from, among other things, political corruption, political instability, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency, leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates and fluctuations in commodity prices.

Canada Risk — The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

•

Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund may invest in a limited number of companies, therefore gains or losses in a particular security may have a greater impact on their share price.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Large-Size Company Risk — The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, there is risk of significant future rate moves and related economic and market impacts. As of the date of this Prospectus, there have been significant recent rates increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Gold Fund, please see the More Information about the Funds’ Investments section.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the Gold Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified mutual fund, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund may invest in a limited number of companies, therefore gains or losses in a particular security may have a greater impact on their share price.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/gold-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firsteagle.com/gold-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
Second Quarter 2020	39.99%	Second Quarter 2013	-32.24%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.24%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2022
First Eagle Gold Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.19%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 615
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	615
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	859
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
Annual Return 2013	rr_AnnualReturn2013	(46.99%)
Annual Return 2014	rr_AnnualReturn2014	(2.41%)
Annual Return 2015	rr_AnnualReturn2015	(19.28%)
Annual Return 2016	rr_AnnualReturn2016	36.92%
Annual Return 2017	rr_AnnualReturn2017	8.12%
Annual Return 2018	rr_AnnualReturn2018	(15.90%)
Annual Return 2019	rr_AnnualReturn2019	38.51%
Annual Return 2020	rr_AnnualReturn2020	29.58%
Annual Return 2021	rr_AnnualReturn2021	(7.76%)
Annual Return 2022	rr_AnnualReturn2022	(1.56%)
1 Year	rr_AverageAnnualReturnYear01	(6.48%)
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	(2.15%)
First Eagle Gold Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.48%)
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	(2.20%)
First Eagle Gold Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	(1.60%)
First Eagle Gold Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,254
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	(2.40%)
First Eagle Gold Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,155
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	(1.37%)
First Eagle Gold Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,735
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
First Eagle Gold Fund | Class R3 | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
First Eagle Gold Fund | Class R3 | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.47%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
First Eagle Gold Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle Gold Fund | Class R4 | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
First Eagle Gold Fund | Class R4 | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.47%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle Gold Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
1 Year	rr_AverageAnnualReturnYear01	(1.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle Gold Fund | Class R5 | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
First Eagle Gold Fund | Class R5 | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.47%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle Gold Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	(1.26%)
5 Years	rr_AverageAnnualReturnYear05	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
First Eagle Gold Fund | Class R6 | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
First Eagle Gold Fund | Class R6 | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.47%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017